T. ROWE PRICE International Bond Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 860,000 946
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 774
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 2,730,000 2,633
Total Albania (Cost
$4,832
)
4,353
AUSTRALIA 1.3%
Government Bonds 1.3%
Commonwealth of Australia, 3.00%, 3/21/47  9,951,000 7,165
New South Wales Treasury, 4.00%, 5/20/26  10,514,400 8,242
Total Australia (Cost
$16,829
)
15,407
AUSTRIA 0.9%
Government Bonds 0.9%
Heta Asset Resolution, 2.375%, 12/13/22  9,700,000 10,921
Total Austria (Cost
$11,113
)
10,921
BRAZIL 0.7%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,800,000 1,745
MercadoLibre, 3.125%, 1/14/31 (USD)  1,380,000 1,206
2,951
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/25  22,681,175 4,865
4,865
Total Brazil (Cost
$7,716
)
7,816
CANADA 2.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,304
1,304

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 4,481,000 3,459
3,459
Government Bonds 2.5%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  25,896,656 28,308
Province of Ontario, 3.50%, 6/2/43  996,000 816
29,124
Total Canada (Cost
$34,374
)
33,887
CHILE 2.2%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 2,335,000 2,345
2,345
Government Bonds 2.0%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  3,445,000,000 4,084
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 16,035,000,000 18,508
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (1) 770,000,000 913
23,505
Total Chile (Cost
$32,264
)
25,850
CHINA 15.5%
Corporate Bonds 0.3%
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,050,000 809
Country Garden Holdings, 6.15%, 9/17/25 (USD) (3) 250,000 195
Country Garden Holdings, 8.00%, 1/27/24 (USD) (3) 400,000 344
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,209
3,557
Government Bonds 15.2%
China Development Bank, 3.07%, 3/10/30  60,000,000 9,407
China Development Bank, 3.30%, 3/3/26  90,000,000 14,460
China Development Bank, 3.39%, 7/10/27  200,000,000 32,178
China Development Bank, 3.43%, 1/14/27  160,000,000 25,828
China Development Bank, 3.50%, 8/13/26  70,000,000 11,299
China Development Bank, 3.65%, 5/21/29  20,000,000 3,256
China Development Bank, 3.66%, 3/1/31  30,000,000 4,913
China Development Bank, 3.70%, 10/20/30  10,000,000 1,645
China Development Bank, 4.04%, 7/6/28  20,000,000 3,325
People's Republic of China, 2.85%, 6/4/27  20,000,000 3,180

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, 3.01%, 5/13/28  38,000,000 6,069
People's Republic of China, 3.02%, 10/22/25  60,000,000 9,619
People's Republic of China, 3.12%, 12/5/26  120,000,000 19,336
People's Republic of China, 3.13%, 11/21/29  70,000,000 11,252
People's Republic of China, 3.25%, 6/6/26  130,000,000 21,023
People's Republic of China, 4.00%, 6/24/69  10,000,000 1,766
178,556
Total China (Cost
$171,665
)
182,113
COLOMBIA 0.3%
Corporate Bonds 0.3%
Banco de Bogota, 6.25%, 5/12/26 (USD)  2,150,000 2,201
Ecopetrol, 4.625%, 11/2/31 (USD)  1,850,000 1,677
Total Colombia (Cost
$4,141
)
3,878
CROATIA 0.6%
Government Bonds 0.6%
Republic of Croatia, 1.125%, 6/19/29 (EUR)  3,085,000 3,203
Republic of Croatia, 1.125%, 3/4/33 (EUR) (3) 1,206,000 1,188
Republic of Croatia, 3.875%, 5/30/22 (EUR)  2,645,000 2,943
Total Croatia (Cost
$8,332
)
7,334
CYPRUS 2.0%
Government Bonds 2.0%
Republic of Cyprus, 0.95%, 1/20/32  4,067,000 4,042
Republic of Cyprus, 1.25%, 1/21/40  50,000 47
Republic of Cyprus, 1.50%, 4/16/27  425,000 469
Republic of Cyprus, 2.375%, 9/25/28  7,164,000 8,306
Republic of Cyprus, 2.75%, 2/26/34  547,000 640
Republic of Cyprus, 2.75%, 5/3/49  892,000 1,048
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,390
Republic of Cyprus, 3.875%, 5/6/22  1,661,000 1,842
Republic of Cyprus, 4.25%, 11/4/25  2,781,000 3,438
Republic of Cyprus, Zero Coupon, 2/9/26  1,575,000 1,658
Total Cyprus (Cost
$24,750
)
22,880
CZECH REPUBLIC 1.4%
Government Bonds 1.4%
Republic of Czech, 2.40%, 9/17/25  142,040,000 6,028

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Czech, 2.75%, 7/23/29  185,700,000 7,873
Republic of Czech, 3.875%, 5/24/22 (EUR)  2,038,000 2,268
Total Czech Republic (Cost
$17,417
)
16,169
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 2,475,000 2,673
Total Denmark (Cost
$2,760
)
2,673
FRANCE 3.4%
Corporate Bonds 0.6%
Altice France, 5.875%, 2/1/27 (1) 375,000 424
BNP Paribas, VR, 2.125%, 1/23/27 (2) 2,000,000 2,257
BPCE, 1.125%, 1/18/23  1,400,000 1,564
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,562
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,236
Orange, 0.875%, 2/3/27  200,000 218
7,261
Government Bonds 2.8%
Republic of France, 0.75%, 5/25/52  20,602,000 19,149
Republic of France, 1.25%, 5/25/36 (1) 11,941,000 13,390
32,539
Total France (Cost
$44,317
)
39,800
GERMANY 4.8%
Corporate Bonds 1.2%
Allianz, VR, 3.375% (2)(4) 2,300,000 2,633
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 220
Hannover Rueck, VR, 1.375%, 6/30/42 (2) 1,200,000 1,172
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 900,000 922
Infineon Technologies, 1.125%, 6/24/26  1,000,000 1,103
Infineon Technologies, 1.625%, 6/24/29  1,000,000 1,103
TK Elevator Midco, 4.375%, 7/15/27 (1) 490,000 534
Volkswagen International Finance, 1.875%, 3/30/27  1,600,000 1,772
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,782
Wintershall Dea Finance, 0.452%, 9/25/23  1,500,000 1,614
Wintershall Dea Finance, 0.84%, 9/25/25  1,000,000 1,031
13,886

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.6%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  9,131,883 11,379
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  21,930,769 30,040
KfW, 4.70%, 6/2/37 (CAD)  924,000 845
42,264
Total Germany (Cost
$58,304
)
56,150
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,589
Total Greece (Cost
$4,582
)
3,589
HUNGARY 1.7%
Government Bonds 1.7%
Republic of Hungary, 2.25%, 4/20/33  9,278,210,000 19,781
Total Hungary (Cost
$25,627
)
19,781
ICELAND 0.5%
Corporate Bonds 0.3%
Arion Banki, 1.00%, 3/20/23 (EUR)  1,500,000 1,667
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,773
3,440
Government Bonds 0.2%
Republic of Iceland, Zero Coupon, 4/15/28 (EUR)  2,249,000 2,286
2,286
Total Iceland (Cost
$6,260
)
5,726
INDIA 0.2%
Corporate Bonds 0.2%
ABJA Investment, 5.45%, 1/24/28 (USD) (3) 1,219,000 1,264
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 1,600,000 1,561
Total India (Cost
$2,817
)
2,825

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 0.9%
Corporate Bonds 0.2%
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,800,000 1,643
1,643
Government Bonds 0.7%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 8,328
8,328
Total Indonesia (Cost
$10,243
)
9,971
IRELAND 1.7%
Corporate Bonds 0.2%
AIB Group, VR, 2.875%, 5/30/31 (2) 1,000,000 1,090
XLIT, VR, 3.25%, 6/29/47 (2) 1,600,000 1,817
2,907
Government Bonds 1.5%
Republic of Ireland, 0.20%, 10/18/30  4,875,000 5,085
Republic of Ireland, 1.35%, 3/18/31  9,028,000 10,420
Republic of Ireland, 1.50%, 5/15/50  752,000 842
Republic of Ireland, 2.00%, 2/18/45  983,000 1,228
17,575
Total Ireland (Cost
$22,634
)
20,482
ISRAEL 2.4%
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(2) 1,280,000 1,174
Leviathan Bond, 6.50%, 6/30/27 (USD) (1) 1,700,000 1,740
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  210,000 243
3,157
Government Bonds 2.1%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,431
State of Israel, 1.75%, 8/31/25  28,725,389 9,054
State of Israel, 5.50%, 1/31/42  27,439,000 12,187
24,672
Total Israel (Cost
$26,965
)
27,829

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 2.1%
Corporate Bonds 0.4%
FCA Bank, 0.50%, 9/13/24  1,000,000 1,093
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  1,300,000 1,345
UniCredit, 2.00%, 3/4/23  1,414,000 1,590
UniCredit, VR, 4.875%, 2/20/29 (2) 1,150,000 1,318
5,346
Government Bonds 1.7%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  7,582,000 8,433
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%,
5/15/26  9,266,868 11,299
19,732
Total Italy (Cost
$26,435
)
25,078
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 675,000 660
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,650,000 1,612
Total Ivory Coast (Cost
$2,339
)
2,272
JAPAN 14.6%
Corporate Bonds 0.2%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1) 1,580,000 1,812
1,812
Government Bonds 14.4%
Government of Japan, 0.60%, 6/20/37  770,000,000 6,438
Government of Japan, 0.70%, 3/20/37  1,681,150,000 14,285
Government of Japan, 1.20%, 12/20/34  1,250,900,000 11,348
Government of Japan, 1.70%, 9/20/44  1,835,200,000 18,023
Government of Japan, 2.20%, 9/20/39  1,105,700,000 11,500
Government of Japan, 2.50%, 9/20/37  3,220,700,000 34,328
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31  3,543,210,762 30,683
Government of Japan, Inflation-Indexed, 0.10%, 3/10/24  1,136,696,400 9,576
Government of Japan, Inflation-Indexed, 0.10%, 9/10/24  1,496,990,200 12,691
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25  1,822,679,100 15,482
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30  503,812,788 4,464
168,818
Total Japan (Cost
$188,786
)
170,630

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 1,985,000 1,844
Total Kuwait (Cost
$1,989
)
1,844
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  14,133,000 15,169
Total Latvia (Cost
$16,003
)
15,169
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1)(3) 200,000 219
Total Lithuania (Cost
$226
)
219
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29 (1) 365,000 361
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  2,800,000 2,895
Total Luxembourg (Cost
$3,600
)
3,256
MALAYSIA 3.3%
Government Bonds 3.3%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  9,100,000 8,899
Government of Malaysia, 3.844%, 4/15/33  4,000,000 925
Government of Malaysia, 4.065%, 6/15/50  22,091,000 4,851
Government of Malaysia, 4.642%, 11/7/33  21,710,000 5,371
Government of Malaysia, 4.736%, 3/15/46  78,674,000 19,118
Total Malaysia (Cost
$39,960
)
39,164
MEXICO 1.2%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  930,000 1,475
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 1,900,000 1,874

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Cemex, 3.875%, 7/11/31 (USD)  2,500,000 2,286
5,635
Government Bonds 0.7%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  6,134,000 6,940
United Mexican States, 8.50%, 5/31/29  21,234,000 1,075
8,015
Total Mexico (Cost
$14,166
)
13,650
MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (3) 1,100,000 1,174
Total Morocco (Cost
$1,332
)
1,174
NETHERLANDS 0.3%
Corporate Bonds 0.3%
LeasePlan, VR, 7.375% (2)(4) 1,500,000 1,757
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,085
Summer BidCo, 9.00% (9.00% Cash or  9.75% PIK),
11/15/25 (3)(5) 256,943 284
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 175,000 190
Ziggo, 2.875%, 1/15/30  510,000 514
Total Netherlands (Cost
$3,885
)
3,830
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 2,600,000 2,509
Total North Macedonia (Cost
$3,094
)
2,509
NORWAY 0.3%
Corporate Bonds 0.3%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  3,245,000 3,639
Total Norway (Cost
$3,511
)
3,639
OMAN 0.2%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  1,900,000 1,865

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
OmGrid Funding, 5.196%, 5/16/27 (USD)  600,000 595
Total Oman (Cost
$2,516
)
2,460
PANAMA 0.1%
Corporate Bonds 0.1%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,450,000 1,442
Total Panama (Cost
$1,442
)
1,442
PERU 0.2%
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 2,170,000 2,045
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (1)(2) 230,000 217
Total Peru (Cost
$2,425
)
2,262
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR) (3) 910,000 970
Total Philippines (Cost
$1,090
)
970
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 365,000 372
Total Poland (Cost
$435
)
372
PORTUGAL 0.3%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 1,600,000 1,750
1,750
Government Bonds 0.2%
Republic of Portugal, 4.10%, 2/15/45 (1) 1,470,000 2,333
2,333
Total Portugal (Cost
$4,522
)
4,083

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, 1.375%, 12/2/29 (EUR) (1) 655,000 620
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 655,000 604
Republic of Romania, 2.00%, 1/28/32 (EUR)  2,764,000 2,551
Republic of Romania, 2.124%, 7/16/31 (EUR) (3) 4,258,000 4,041
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 2,610,000 2,726
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 349
Republic of Romania, 2.875%, 5/26/28 (EUR)  3,700,000 4,030
Republic of Romania, 2.875%, 3/11/29 (EUR)  943,000 1,020
Republic of Romania, 3.624%, 5/26/30 (EUR)  4,635,000 5,024
Total Romania (Cost
$23,416
)
20,965
SAUDI ARABIA 0.2%
Corporate Bonds 0.2%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  1,800,000 1,812
Total Saudi Arabia (Cost
$1,854
)
1,812
SENEGAL 0.0%
Government Bonds 0.0%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  170,000 183
Total Senegal (Cost
$174
)
183
SERBIA 1.5%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1)(3) 650,000 674
674
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 5,525,000 5,170
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 2,885,000 2,718
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,819
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 2,750,000 2,351
Republic of Serbia, 2.05%, 9/23/36 (EUR)  540,000 462
Republic of Serbia, 4.50%, 8/20/32  479,110,000 4,042
16,562
Total Serbia (Cost
$20,703
)
17,236

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 1.0%
Government Bonds 1.0%
Government of Singapore, 1.875%, 10/1/51  800,000 502
Government of Singapore, 2.875%, 7/1/29  6,830,000 5,215
Government of Singapore, 3.125%, 9/1/22  7,416,000 5,514
Total Singapore (Cost
$11,479
)
11,231
SLOVENIA 1.1%
Government Bonds 1.1%
Republic of Slovenia, 0.00%, 2/12/31  955,000 941
Republic of Slovenia, 1.50%, 3/25/35 (3) 2,602,000 2,836
Republic of Slovenia, 1.75%, 11/3/40 (3) 2,675,000 3,003
Republic of Slovenia, 3.125%, 8/7/45  3,974,000 5,647
Total Slovenia (Cost
$12,807
)
12,427
SOUTH AFRICA 1.2%
Government Bonds 1.2%
Republic of South Africa, 7.00%, 2/28/31  45,936,000 2,623
Republic of South Africa, 8.00%, 1/31/30  183,086,000 11,448
Total South Africa (Cost
$13,889
)
14,071
SPAIN 0.8%
Corporate Bonds 0.8%
Abertis Infraestructuras, 3.00%, 3/27/31  1,300,000 1,530
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24  1,000,000 1,093
Banco de Sabadell, VR, 0.875%, 6/16/28 (2)(3) 800,000 796
CaixaBank, VR, 2.75%, 7/14/28 (2) 2,100,000 2,361
Cellnex Telecom, 1.75%, 10/23/30  1,300,000 1,254
Cirsa Finance International, 6.25%, 12/20/23 (1) 1,002,021 1,111
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,671
Total Spain (Cost
$10,712
)
9,816
SWEDEN 0.3%
Corporate Bonds 0.3%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  1,010,000 1,126
Samhallsbyggnadsbolaget i Norden, 1.00%, 8/12/27 (EUR) (3) 1,650,000 1,590
Tele2, 0.75%, 3/23/31 (EUR)  310,000 305

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 280
Total Sweden (Cost
$3,804
)
3,301
SWITZERLAND 0.1%
Corporate Bonds 0.1%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2) 1,069,000 1,239
Total Switzerland (Cost
$1,330
)
1,239
THAILAND 1.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 2,050,000 1,915
1,915
Government Bonds 1.4%
Kingdom of Thailand, 1.60%, 12/17/29  28,830,000 826
Kingdom of Thailand, 2.00%, 12/17/31  395,000,000 11,532
Kingdom of Thailand, 3.65%, 6/20/31  139,599,000 4,666
17,024
Total Thailand (Cost
$19,783
)
18,939
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD)  1,200,000 1,217
Total United Arab Emirates (Cost
$1,252
)
1,217
UNITED KINGDOM 8.8%
Corporate Bonds 1.7%
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 545
BP Capital Markets, 1.573%, 2/16/27 (EUR)  1,000,000 1,115
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 433
Eastern Power Networks, 5.75%, 3/8/24  38,000 53
HSBC Bank, 4.75%, 3/24/46  707,000 1,098
HSBC Bank, 6.50%, 7/7/23  12,000 17
InterContinental Hotels Group, 3.875%, 11/28/22 (3) 1,729,000 2,301
Legal & General Group, VR, 5.375%, 10/27/45 (2) 1,125,000 1,574
Marks & Spencer, 6.00%, 6/12/25  551,000 754
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 535,000 593
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 950,000 1,058

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Next Group, 3.625%, 5/18/28  1,787,000 2,395
Next Group, 4.375%, 10/2/26  540,000 752
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 146
Sky, 1.875%, 11/24/23 (EUR)  1,681,000 1,908
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 2,000,000 2,206
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 1,071
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,317
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 903
20,239
Government Bonds 7.1%
United Kingdom Gilt, 0.625%, 6/7/25  7,664,000 9,842
United Kingdom Gilt, 0.625%, 10/22/50  4,360,000 4,300
United Kingdom Gilt, 1.25%, 7/22/27  6,845,000 8,930
United Kingdom Gilt, 4.25%, 6/7/32  20,900,000 34,196
United Kingdom Gilt, 4.25%, 12/7/46  6,591,792 12,863
United Kingdom Gilt, 4.75%, 12/7/30  7,900,000 13,128
83,259
Total United Kingdom (Cost
$109,582
)
103,498
UNITED STATES 3.4%
Corporate Bonds 3.1%
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 971
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 961
American Tower, 0.875%, 5/21/29 (EUR) (3) 2,520,000 2,546
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 1,130,000 1,112
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 1,414,000 1,578
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,352
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  585,000 592
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 396
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 1,122
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  2,070,000 2,310
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,222
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 601
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 910,000 1,187
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 299
Fiserv, 3.00%, 7/1/31 (GBP)  1,800,000 2,327
General Motors Financial, 0.85%, 2/26/26 (EUR)  2,000,000 2,110
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,334
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 625,000 652
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 797
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 575
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 1,289,000 1,294

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (2) 1,269,000 1,329
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,587
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 973
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 181
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 612
Verizon Communications, 1.30%, 5/18/33 (EUR)  1,185,000 1,235
Westlake, 1.625%, 7/17/29 (EUR)  3,580,000 3,811
36,066
Municipal Securities 0.3%
Puerto Rico Commonwealth, VR, 11/1/43 (6)(7) 2,685,812 1,444
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  80,007 73
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  200,159 115
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  155,535 152
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  139,806 135
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  119,990 115
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  163,141 155
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  169,664 160
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  173,710 178
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  173,223 183
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  171,654 187
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  168,869 188
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  164,021 187
3,272
Total United States (Cost
$41,842
)
39,338
SHORT-TERM INVESTMENTS 7.9%
Commercial Paper 2.1%
4(2) 2.1%(8)
Amcor Finance, 1.001%, 4/22/22  4,115,000 4,113
Canadian Natural Resource, 1.161%, 4/25/22  5,800,000 5,796
Nutrien, 0.981%, 4/25/22  4,700,000 4,697

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Syngenta Wilmington, 1.201%, 4/14/22  4,700,000 4,698
Transcanada Pipelines, 0.951%, 4/25/22  4,700,000 4,698
24,002
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 49,307,519 49,308
49,308
U.S. Treasury Obligations 1.6%
U.S. Treasury Bills, 0.10%, 5/19/22 (11) 19,064,000 19,057
19,057
Total Short-Term Investments (Cost $92,369) 92,367
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 16,059,091 16,059
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 16,059
Total Securities Lending Collateral (Cost $16,059) 16,059
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
EUR Call / USD Put,
4/1/22 @ $1.16 (7) 1 63,450 —
Total Options Purchased (Cost $377) —
Total Investments in Securities 100.5%
(Cost $1,237,130) $ 1,177,156
Other Assets Less Liabilities (0.5)% (5,894)
Net Assets 100.0% $ 1,171,262
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$87,618 and represents 7.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Non-income producing
(8) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $24,002 and represents 2.0% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 (USD) 1,450 3 (3) 6
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 3,672 27 (84) 111
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) 1,700 (80) (67) (13)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) 380 4 (10) 14
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 21 (8) 29
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) 1,356 8 (49) 57
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 (USD) 3,365 5 (3) 8
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 833 6 (4) 10

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) 572 3 (17) 20
Total Greece (245) 242
Total Bilateral Credit Default Swaps, Protection Sold (245) 242
Total Bilateral Swaps (245) 242
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Protection Sold (Relevant Credit: Hellenic
Republic, BB*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 1,600 (4) 17 (21)
Total Greece (21)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (21)
Interest Rate Swaps (0.2)%
China 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.395% Quarterly, Receive Variable
3.100% (7 Day Interbank Repo) Quarterly,
2/17/27 83,150 25 — 25
5 Year Interest Rate Swap, Pay Fixed
2.455% Quarterly, Receive Variable
2.600% (7 Day Interbank Repo) Quarterly,
3/1/27 30,300 (4) — (4)
5 Year Interest Rate Swap, Pay Fixed
2.465% Quarterly, Receive Variable
2.600% (7 Day Interbank Repo) Quarterly,
3/1/27 28,500 (6) — (6)
5 Year Interest Rate Swap, Pay Fixed
2.468% Quarterly, Receive Variable
2.090% (7 Day Interbank Repo) Quarterly,
2/25/27 24,400 (4) 1 (5)
Total China 10

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.2)%
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable (0.534)%
(6M EURIBOR) Semi-Annually, 11/4/25 6,240 (224) — (224)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable (0.527)%
(6M EURIBOR) Semi-Annually, 10/20/25 8,110 (304) 1 (305)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable (0.538)%
(6M EURIBOR) Semi-Annually, 5/19/28 7,300 (514) 1 (515)
7 Year Interest Rate Swap, Receive Fixed
(0.101)% Annually, Pay Variable (0.536)%
(6M EURIBOR) Semi-Annually, 6/1/28 5,200 (388) — (388)
7 Year Interest Rate Swap, Receive Fixed
(0.124)% Annually, Pay Variable (0.536)%
(6M EURIBOR) Semi-Annually, 4/29/28 5,195 (388) — (388)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable (0.493)%
(6M EURIBOR) Semi-Annually, 3/2/32 29,150 (1,044) — (1,044)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 4/5/32 9,850 — — —
Total Foreign/Europe (2,864)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 6.243%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (592) — (592)
Total Mexico (592)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.890%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 263 1 262
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.890%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 184 1 183
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 1.050%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 92 — 92
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 1.050%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 93 1 92

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 1.700%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 90 — 90
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 323 — 323
Total Poland 1,042
Total Centrally Cleared Interest Rate Swaps (2,404)
Total Centrally Cleared Swaps (2,425)
Net payments (receipts) of variation margin to date 2,919
Variation margin receivable (payable) on centrally cleared swaps $ 494
* Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 USD 330 INR 24,685 $ 5
Bank of America 4/14/22 USD 6,885 CZK 147,762 200
Bank of America 4/22/22 CHF 10,307 USD 11,285 (123)
Bank of America 5/13/22 PLN 22,703 USD 5,742 (362)
Bank of America 5/20/22 GBP 852 USD 1,142 (23)
Bank of America 5/31/22 EUR 17,227 USD 19,032 68
Bank of America 5/31/22 USD 33,511 EUR 29,481 825
Barclays Bank 4/8/22 IDR 9,638,698 USD 668 3
Barclays Bank 4/8/22 TWD 44,548 USD 1,548 8
Barclays Bank 4/8/22 USD 3,200 TWD 88,005 127
Barclays Bank 4/14/22 USD 45 CNH 291 —
Barclays Bank 6/10/22 USD 2,077 THB 68,985 —
Barclays Bank 7/8/22 USD 1,555 TWD 44,548 (8)
BNP Paribas 4/8/22 CLP 3,150,738 USD 3,981 18
BNP Paribas 4/8/22 USD 8,789 CLP 7,613,394 (874)
BNP Paribas 4/22/22 AUD 8,431 USD 6,113 198
BNP Paribas 5/13/22 PLN 56,367 USD 14,093 (734)
BNP Paribas 5/31/22 EUR 9,756 USD 10,799 17
BNP Paribas 5/31/22 EUR 1,882 USD 2,142 (54)
BNP Paribas 5/31/22 USD 33,550 EUR 29,481 864
BNP Paribas 5/31/22 USD 504 EUR 456 (2)
BNP Paribas 6/10/22 USD 1,409 CLP 1,154,693 (41)
BNP Paribas 6/17/22 USD 347 SGD 472 (1)
BNP Paribas 7/8/22 USD 3,923 CLP 3,150,738 (15)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 7,594 USD 6,038 36
Canadian Imperial Bank
of Commerce 4/22/22 USD 3,153 CAD 3,963 (16)
Citibank 4/13/22 DKK 32,417 USD 4,956 (133)
Citibank 4/13/22 MXN 472,632 USD 22,650 1,058
Citibank 4/14/22 RSD 114,366 USD 1,073 1
Citibank 4/14/22 RSD 154,178 USD 1,462 (14)
Citibank 4/14/22 USD 2,570 RSD 268,544 47
Citibank 4/21/22 USD 12,599 ILS 40,430 (75)
Citibank 4/22/22 JPY 876,134 USD 7,512 (312)
Citibank 4/22/22 NZD 5,401 USD 3,695 47
Citibank 4/22/22 USD 12,012 AUD 16,660 (458)
Citibank 4/22/22 USD 14,333 JPY 1,646,512 802
Citibank 5/13/22 PLN 23,994 USD 6,083 (396)
Citibank 5/13/22 RSD 4,259 USD 41 (1)
Citibank 5/13/22 USD 2,601 RSD 268,544 80
Citibank 5/20/22 SEK 81,809 USD 8,807 (96)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 5/20/22 USD 24,122 GBP 18,166 $ 264
Citibank 5/20/22 USD 5,316 GBP 4,061 (17)
Citibank 5/31/22 EUR 37,685 USD 41,550 234
Citibank 5/31/22 EUR 5,236 USD 5,824 (18)
Citibank 6/2/22 BRL 6,250 USD 1,206 83
Citibank 6/10/22 USD 6,064 COP 23,379,316 (70)
Citibank 7/15/22 USD 531 RSD 56,559 —
Citibank 7/15/22 USD 1,064 RSD 114,366 (9)
Citibank 7/15/22 USD 10,574 ZAR 162,833 (421)
Credit Suisse 6/10/22 CLP 2,309,386 USD 2,901 (1)
Deutsche Bank 4/8/22 TWD 51,254 USD 1,791 (1)
Deutsche Bank 4/8/22 USD 330 INR 24,685 5
Deutsche Bank 4/8/22 USD 1,634 TWD 44,882 67
Deutsche Bank 5/20/22 GBP 935 USD 1,231 (4)
Deutsche Bank 6/10/22 MYR 4,192 USD 995 (3)
Deutsche Bank 6/10/22 USD 9,944 MYR 41,681 75
Deutsche Bank 7/8/22 USD 1,801 TWD 51,254 2
Goldman Sachs 4/8/22 IDR 133,168,963 USD 9,269 4
Goldman Sachs 4/8/22 INR 16,134 USD 213 (1)
Goldman Sachs 4/14/22 USD 208 CNH 1,328 (1)
Goldman Sachs 5/31/22 USD 78 EUR 71 (1)
Goldman Sachs 6/2/22 USD 5,082 BRL 26,721 (428)
Goldman Sachs 6/10/22 USD 6,223 THB 205,645 32
Goldman Sachs 7/8/22 USD 211 INR 16,134 1
HSBC Bank 4/14/22 USD 65 CNH 419 —
HSBC Bank 4/22/22 AUD 473 USD 341 13
HSBC Bank 5/31/22 EUR 7,078 USD 7,924 (76)
HSBC Bank 5/31/22 USD 274 EUR 248 (1)
HSBC Bank 6/10/22 MYR 1,863 USD 440 1
JPMorgan Chase 4/13/22 USD 357 DKK 2,365 5
JPMorgan Chase 4/13/22 USD 1,920 MXN 38,568 (15)
JPMorgan Chase 4/14/22 CNH 3,638 USD 573 (1)
JPMorgan Chase 4/14/22 USD 12,617 CNH 80,300 (7)
JPMorgan Chase 4/22/22 AUD 770 USD 578 (2)
JPMorgan Chase 4/22/22 CAD 1,179 USD 944 (1)
JPMorgan Chase 4/22/22 JPY 460,254 USD 3,983 (201)
JPMorgan Chase 4/22/22 USD 726 CHF 668 3
JPMorgan Chase 4/22/22 USD 348 CHF 323 (2)
JPMorgan Chase 4/22/22 USD 6,325 JPY 751,252 152
JPMorgan Chase 5/20/22 GBP 1,582 USD 2,086 (8)
JPMorgan Chase 5/31/22 USD 732 EUR 657 4
JPMorgan Chase 5/31/22 USD 2,319 EUR 2,109 (19)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 7/8/22 CLP 65,435 USD 82 $ —
JPMorgan Chase 7/15/22 USD 800 ZAR 11,848 —
Morgan Stanley 4/8/22 CLP 215,080 USD 276 (3)
Morgan Stanley 4/8/22 KRW 29,075,061 USD 24,414 (444)
Morgan Stanley 4/8/22 PEN 4,273 USD 1,046 115
Morgan Stanley 4/8/22 TWD 80,207 USD 2,790 10
Morgan Stanley 4/8/22 USD 1,568 TWD 43,122 63
Morgan Stanley 4/14/22 HUF 643,637 USD 2,009 (75)
Morgan Stanley 4/14/22 USD 157 CNH 1,007 (1)
Morgan Stanley 4/22/22 JPY 4,607,882 USD 40,256 (2,389)
Morgan Stanley 4/22/22 USD 975 CAD 1,236 (14)
Morgan Stanley 4/22/22 USD 472 JPY 54,342 26
Morgan Stanley 5/20/22 USD 949 GBP 707 20
Morgan Stanley 5/31/22 EUR 4,894 USD 5,408 19
Morgan Stanley 5/31/22 USD 1,118 EUR 1,013 (5)
Morgan Stanley 7/8/22 USD 2,805 TWD 80,207 (10)
RBC Dominion Securities 4/22/22 CAD 1,837 USD 1,433 36
RBC Dominion Securities 4/22/22 USD 9,223 CAD 11,772 (192)
RBC Dominion Securities 5/31/22 USD 902 EUR 810 4
Standard Chartered 4/14/22 USD 1,198 CNH 7,587 5
Standard Chartered 4/14/22 USD 140 CNH 894 (1)
Standard Chartered 4/22/22 USD 722 CAD 901 1
Standard Chartered 4/22/22 USD 1,194 CAD 1,530 (29)
Standard Chartered 4/22/22 USD 663 JPY 76,667 33
Standard Chartered 5/20/22 USD 1,187 GBP 902 3
Standard Chartered 5/31/22 EUR 1,766 USD 1,931 27
Standard Chartered 5/31/22 USD 2,036 EUR 1,786 55
Standard Chartered 6/10/22 USD 9,927 MYR 41,681 58
State Street 4/14/22 CZK 162,364 USD 7,415 (69)
State Street 4/14/22 RON 6,465 USD 1,470 (26)
State Street 4/14/22 USD 2,007 CNH 12,824 (10)
State Street 4/21/22 ILS 2,282 USD 713 2
State Street 4/21/22 ILS 18,002 USD 5,791 (148)
State Street 4/21/22 USD 12,170 ILS 39,518 (218)
State Street 4/22/22 CAD 35,626 USD 28,443 50
State Street 4/22/22 JPY 3,812,769 USD 33,355 (2,022)
State Street 4/22/22 NOK 19,509 USD 2,221 (6)
State Street 4/22/22 USD 2,154 CAD 2,717 (19)
State Street 4/22/22 USD 9,868 JPY 1,127,718 601
State Street 5/20/22 GBP 27,035 USD 36,616 (1,110)
State Street 5/20/22 USD 34,982 GBP 26,587 65
State Street 5/31/22 EUR 17,988 USD 19,822 122

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 5/31/22 USD 1,435 EUR 1,276 $ 20
State Street 5/31/22 USD 1,003 EUR 906 (2)
State Street 6/2/22 USD 569 BRL 2,963 (42)
State Street 6/17/22 SGD 15,881 USD 11,696 22
State Street 6/17/22 USD 10,857 CNH 69,723 (65)
State Street 6/17/22 USD 7,049 SGD 9,624 (53)
UBS Investment Bank 4/8/22 IDR 67,470,885 USD 4,710 (12)
UBS Investment Bank 4/8/22 RUB 173,520 USD 2,229 (124)
UBS Investment Bank 4/8/22 USD 9,725 CLP 8,355,376 (879)
UBS Investment Bank 4/8/22 USD 14,656 IDR 210,278,547 13
UBS Investment Bank 4/8/22 USD 1,034 RUB 83,332 23
UBS Investment Bank 4/8/22 USD 774 RUB 90,188 (321)
UBS Investment Bank 4/13/22 MXN 30,788 USD 1,435 109
UBS Investment Bank 4/14/22 CZK 31,465 USD 1,420 3
UBS Investment Bank 4/14/22 USD 154 CNH 985 (1)
UBS Investment Bank 4/14/22 USD 2,132 CZK 46,067 48
UBS Investment Bank 4/21/22 ILS 1,402 USD 439 1
UBS Investment Bank 4/22/22 AUD 19,020 USD 13,682 554
UBS Investment Bank 4/22/22 JPY 5,211,806 USD 45,402 (2,573)
UBS Investment Bank 4/22/22 USD 5,837 AUD 7,783 11
UBS Investment Bank 4/22/22 USD 5,903 AUD 7,994 (80)
UBS Investment Bank 4/22/22 USD 864 CAD 1,103 (19)
UBS Investment Bank 4/22/22 USD 4,238 JPY 482,990 269
UBS Investment Bank 5/13/22 PLN 5,686 USD 1,432 (85)
UBS Investment Bank 5/20/22 GBP 3,976 USD 5,277 (56)
UBS Investment Bank 5/31/22 EUR 4,164 USD 4,592 24
UBS Investment Bank 5/31/22 USD 1,228 EUR 1,080 31
UBS Investment Bank 6/10/22 COP 7,807,400 USD 2,033 15
UBS Investment Bank 6/10/22 USD 1,420 CLP 1,154,693 (30)
UBS Investment Bank 6/10/22 USD 2,992 THB 99,271 3
UBS Investment Bank 7/8/22 IDR 210,278,547 USD 14,609 (2)
UBS Investment Bank 7/15/22 ZAR 134,799 USD 8,846 256
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8,115)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 610 Commonwealth of Australia three year
bond contracts 6/22 50,160 $ (810)
Short, 119 Euro BOBL contracts 6/22 (16,964) 224
Long, 14 Euro BTP contracts 6/22 2,142 (94)
Long, 146 Euro BUND ten year contracts 6/22 25,626 (576)
Short, 12 Euro BUXL thirty year bond contracts 6/22 (2,472) 165
Short, 818 Euro SCHATZ contracts 6/22 (100,206) 348
Long, 76 Government of Canada ten year bond
contracts 6/22 7,937 (433)
Long, 109 Long Gilt ten year contracts 6/22 17,359 (134)
Long, 173 Republic of South Korea ten year bond
contracts 6/22 16,700 (365)
Long, 217 Republic of South Korea three year bond
contracts 6/22 19,019 (194)
Net payments (receipts) of variation margin to date 1,759
Variation margin receivable (payable) on open futures contracts $ (110)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 12++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 33,844  ¤  ¤ $ 65,367
Total $ 65,367^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $65,367.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual

T. ROWE PRICE International Bond Fund

prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,068,730 $ — $ 1,068,730
Short-Term Investments 49,308 43,059 — 92,367
Securities Lending Collateral 16,059 — — 16,059
Options Purchased — — — —
Total Securities 65,367 1,111,789 — 1,177,156
Swaps* — 1,144 — 1,144
Forward Currency Exchange
Contracts — 8,066 — 8,066
Futures Contracts* 737 — — 737
Total $ 66,104 $ 1,120,999 $ — $ 1,187,103
Liabilities
Swaps* $ — $ 3,572 $ — $ 3,572
Forward Currency Exchange
Contracts — 16,181 — 16,181
Futures Contracts* 2,606 — — 2,606
Total $ 2,606 $ 19,753 $ — $ 22,359
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F76-054Q1 03/22